Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	0001112996
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2024
Document Effective Date	Apr. 01, 2024
Prospectus Date	Dec. 15, 2023